PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Amounts recognized in the consolidated balance sheets
Long-term liabilities	$ (122,363)	$ (75,754)
Defined Benefit Plans
Change in benefit obligation
Benefit obligation at the beginning of the year	337,343	379,528
Service costs	560	743	$ 1,184
Interest costs	16,295	15,307	13,620
Actuarial loss (gain)	48,620	(34,315)
Benefits paid	(21,630)	(21,559)
Plan change		(2,361)
Benefit obligation at the end of the year	381,188	337,343	379,528
Change in plan assets
Fair value of plan assets at the beginning of the year	292,188	262,778
Employer contributions	11,112	11,480
Actual return on plan assets	15,448	39,489
Benefits paid	(21,630)	(21,559)
Fair value of plan assets at the end of the year	297,118	292,188	262,778
Funded status at year end	(84,070)	(45,155)
Amounts recognized in the consolidated balance sheets
Current liabilities	(246)	(254)
Long-term liabilities	(83,824)	(44,901)
Amounts recognized in accumulated other comprehensive income
Unamortized prior service credit	(3,969)	(4,426)
Unamortized net actuarial loss	66,561	10,302
Total	62,592	5,876
Components of net periodic pension costs
Service costs	560	743	1,184
Interest costs	16,295	15,307	13,620
Expected return on plan assets	(23,106)	(20,654)	(14,728)
Net amortization (gain) loss	20	3,652	2,518
Prior service cost (credit) amortization	(457)	(457)	(282)
Net periodic pension benefit	(6,688)	(1,409)	$ 2,312
Changes in plan assets and benefit obligations recognized in other comprehensive income, before tax effects
Actuarial loss (gain), net	56,279	(53,149)
Recognized actuarial gain (loss)	(20)	(3,652)
Prior service credit		(2,361)
Recognized prior service credit	457	457
Total amount recognized in other comprehensive income, before tax effects	56,716	$ (58,705)
Amount to be amortized from accumulated other comprehensive income in net periodic benefit cost in the next fiscal year
Net loss	3,900
Net prior service cost	$ (500)
Weighted-average assumptions used to determine the projected benefit obligations and net periodic benefit cost
Discount rate - net periodic benefit cost (as a percent)	4.97%	4.20%	5.00%
Discount rate - benefit obligation (as a percent)	4.27%	4.97%	4.20%
Expected long-term rate of return on plan assets (as a percent)	8.00%	8.00%	7.70%
Rate of compensation/salary increase for net periodic benefit cost (as a percent)	1.75%	1.75%	1.50%
Increase in the plan benefit obligation	$ 28,800
Increase in the plan benefit obligation due to adoption of mortality tables	$ 16,700
Supplemental Plans
Defined benefit plans
Number of persons eligible to become a new participant | item	0
Number of non-qualified plans | item	2
Pension and SERP Plans
Defined benefit plans
Post-retirement Plan unfunded assets	$ 0